Eagle International Equity Fund
Summary of International Equity Fund 2.28.2013
Investment objective
The Eagle International Equity Fund (“International Equity Fund” or the “fund”) seeks capital appreciation principally through investment in a portfolio of international equity securities.
Fees and expenses of the fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 8 of the fund’s Prospectus and on page 25 of the fund’s Statement of Additional Information.
Shareholder fees (fees paid directly from your investment):
Shareholder Fees Eagle International Equity Fund	Class A		Class C	Class I	Class R-3	Class R-5	Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none	none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	none	none	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none		none	none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Eagle International Equity Fund		Class A	Class C	Class I	Class R-3	Class R-5	Class R-6
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	none	none
Other Expenses		1.25%	1.24%	1.26%	1.07%	1.10%	1.00%
Total Annual Fund Operating Expenses	[1]	2.35%	3.09%	2.11%	2.42%	1.95%	1.85%
Fee Waiver and/or Expense Reimbursement		(0.64%)	(0.65%)	(0.96%)	(0.67%)	(0.80%)	(0.80%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.71%	2.44%	1.15%	1.75%	1.15%	1.05%
[1]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 28, 2014 as follows: Class A - 1.75%, Class C - 2.55%, Class I - 1.15%, Class R-3 - 1.75%, Class R-5 - 1.15%, and Class R-6 - 1.05%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, and extraordinary expenses, and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Eagle International Equity Fund (USD $)	Year 1	Year 3	Year 5	Year 10
Class A	641	1,115	1,616	2,987
Class C	350	893	1,564	3,357
Class I	117	568	1,046	2,365
Class R-3	178	691	1,230	2,705
Class R-5	117	535	978	2,210
Class R-6	107	504	926	2,104

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 72% of the average value of its portfolio.
Principal investment strategies
During normal market conditions, the International Equity Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of foreign issuers and depository receipts representing the securities of foreign issuers. The fund invests primarily in equity securities of foreign companies that the portfolio managers believe have the potential to capitalize on worldwide growth trends and global changes. The fund may invest in securities traded on any securities market in the world. Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, securities convertible into common or preferred stock and depository receipts. The fund may also invest in exchange-traded index funds based on foreign indices, as well as precious metal-related instruments in the form of equities and asset-backed securities.

The fund normally invests at least 50% of its investment portfolio in securities traded in developed foreign securities markets. The fund also may: (1) invest up to 35% of its assets in emerging markets, which are those countries whose markets are not yet highly developed; (2) invest in foreign currency and purchase and sell forward foreign currency contracts and futures contracts to improve its returns or protect its assets; and/or (3) reduce foreign currency risk by hedging some or all of the fund’s foreign currency exposure back into the U.S. dollar. When purchasing securities in developed markets, the fund’s portfolio managers focus on individual companies instead of the economy as a whole. However, when purchasing securities in emerging markets, the fund’s portfolio managers focus on the significance of macro-economic factors.
Principal risks
The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) also increases and decreases. Investments in this fund are subject to the following primary risks:
  Derivative risk is the risk that the strategy used in purchasing futures contracts, forward foreign currency contracts and options on futures may not succeed;
  Emerging markets risk arises because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. Additionally, risk arises because investing in emerging markets has greater social, political and economic uncertainty, dependence on foreign aid and a limited number of buyers;
  Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions, custodial arrangements or foreign law changes;
  Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
  Interest rate risk is the risk that the value of a fund’s investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate- or longer-term fixed income obligations owned by the fund;
  Liquidity risk is the possibility that, during times of widespread market turbulence, trading activity in certain securities may be significantly hampered, which may reduce the returns of the fund because it may be unable to sell the securities at an advantageous price or time;
  Market timing risk arises because certain types of securities in which the fund invests, including foreign securities, could cause the fund to be at greater risk of market timing activities by fund shareholders;
  Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, limited managerial and financial resources, and more volatile performance, compared to larger, more established companies;
  Investing in other investment companies and exchange-traded funds (“ETFs”) carries with it the risk that, by investing in another investment company or ETF, the fund, and therefore its shareholders, indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations;
  Precious metal-related instruments can fluctuate due to economic cycles, the devaluation of currency, changes in inflation and interest rates and government regulation of metal sales;
  Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions; and
  Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Performance
The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class A share performance from one year to another. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During 10 year period (Class A shares):
	Return	Quarter ended
Best Quarter	19.68%	June 30, 2009
Worst Quarter	(25.00)%	September 30, 2011

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Average annual total returns (for the periods ended December 31, 2012): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns Eagle International Equity Fund	Inception Date	1-yr	5-yr	10-yr	Lifetime
Class A	Dec. 27, 1995	10.15%	(8.85%)	5.86%
Class A Return After Taxes on Distributions	Dec. 27, 1995	9.97%	(9.21%)	5.09%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Dec. 27, 1995	6.83%	(7.44%)	5.00%
Class C	Dec. 27, 1995	14.79%	(8.69%)	5.56%
Class I	Feb. 09, 2009	16.31%			7.25%
Class R-3	Dec. 28, 2009	15.57%			(2.09%)
Class R-5	Dec. 28, 2009	16.25%			(0.99%)
MSCI ACWI-ex US® Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes)		16.83%	(2.89%)	9.74%	13.99%

No performance information is presented for Class R-6 shares because Class R-6 shares have not yet commenced operations for this fund. If and when Class R-6 shares commence operations for this fund, current performance data as of the most recent month-end may be found on our website at eagleasset.com.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3, Class R-5, and Class R-6 will vary. The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.